Leases - Summary of Amounts Recognized in Statements of Operations With Respect to Lease Contracts (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Presentation Of Leases For Lessee [Abstract]
Depreciation expense of right of use assets under IFRS 16	£ 193
Interest expense on lease liabilities (included in administrative expenses) under IFRS 16	21
Operating lease expense under IAS 17		£ 150	£ 182
Total amount recognized in statements of operations	£ 214	£ 150	£ 182